Notes Payable (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Interest rate	4.25%
Fair value of warrants	$ 1,400,000
Fair value of embedded conversion option	2,200,000
Direct financing cost	390,000
Unamortized premium recognized	850,000
Interest expense	312,000	$ 2,900,000
Interest payment	163,000	1,500,000
Amortization of financing costs	12,000	109,000
Unearned discount	111,000	1,000,000.0
Accretion of loan premium	$ 26,000	$ 237,000
Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate	7.00%